INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Federal statutory rate applied to pre-tax income (loss)	$ (97,100)	$ (117,800)
Depreciation	(4,600)	(4,700)
Meals and entertainment disallowance	100	200
Other non-deductible expenses	10,300	34,900
Payroll and compensation expenses	38,700	35,700
Change in valuation allowance	53,000	51,700
Total provision for income taxes	$ 0	$ 0